Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2015
Receivables [Abstract]
Schedule of interest receivable

September 30,	2015	2014
	(In thousands)
Loans receivable	$30,930	$40,986
Mortgage-backed securities	6,695	7,427
Investment securities	2,804	3,624
	$40,429	$52,037